FIXED ASSETS	12 Months Ended
Dec. 31, 2018
FIXED ASSETS
FIXED ASSETS

NOTE 9- FIXED ASSETS:

The composition of assets and accumulated depreciation grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2018	2017	2018	2017	2018	2017
	U.S. dollars in thousands
Office furniture and equipment (including computers)	372	349	235	163	137	186
Leasehold improvements	132	132	106	88	26	44
	504	481	341	251	163	230